Feb. 28, 2020

John Hancock Variable Insurance Trust
Supplement dated February 28, 2020 to the current
Prospectus (the prospectus), as may be supplemented

Opportunistic Fixed Income Trust (the fund)
(formerly Global Bond Trust)

Effective February 28, 2020, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.65	0.65	0.65
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses[2,3]	0.41	0.41	0.41
Total annual fund operating expenses	1.11	1.31	1.06
Contractual expense reimbursement[4]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.10	1.30	1.05

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective February 28, 2020.
[2] "Other expenses" have been restated from fiscal year amounts to reflect current fees, expenses, and assets.
[3] "Other expenses" reflect interest expense resulting from the fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense amount will vary based on the fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other expenses" would have been 0.16%.
[4] The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	112	132	107
3 years	352	414	336
5 years	611	717	584
10 years	1,351	1,578	1,293